SCHEDULE OF ACCRUALS AND OTHER PAYABLES (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Payables and Accruals [Abstract]
Accrued professional fee	$ 114,199	$ 892,000	$ 1,001,180
Accrued staff reimbursement			59,818
Accrued professional fee	23,941	187,000	7,187
Total	$ 138,140	$ 1,079,000	$ 1,068,185